Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 26, 2018
Consolidated Balance Sheets
Allowance for doubtful accounts, accounts receivable	$ 10,774	$ 49,963
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued	11,640,820	11,621,459	10,380,000
Ordinary shares, shares outstanding	11,640,820	11,621,459